Derivatives and Concentration of Credit Risk Derivatives and Concentration of Credit Risk - Credit risk related features (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit Derivatives [Line Items]
Increase (Decrease) in Derivative Liabilities	$ (4)	$ (5)
Derivative, Net Liability Position, Aggregate Fair Value	194	182
Additional Collateral, Aggregate Fair Value	$ 194	$ 187